TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
Transamerica Managed Risk – Balanced ETF VP
Transamerica Managed Risk – Conservative ETF VP
Transamerica Managed Risk – Growth ETF VP
* * *
Transamerica Managed Risk – Balanced ETF VP
Effective on or about August 1, 2021, Transamerica Managed Risk – Balanced ETF VP’s blended benchmark will change and the corresponding disclosure immediately following the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus for Transamerica Managed Risk – Balanced ETF VP is deleted in its entirety and replaced by the following:

1
The Transamerica Managed Risk – Balanced ETF VP Blended Benchmark consists of the following: Bloomberg Barclays US Aggregate Bond Index, 50%; MSCI U.S. Broad Market Index, 34%; and MSCI All Country World
ex-U.S.
Index, 16%. Prior to August 1, 2021, the blended benchmark consisted of the following: Bloomberg Barclays US Aggregate Bond Index, 50%; MSCI U.S. Broad Market Index, 34%; and FTSE
All-World
Index
ex-U.S.
*
, 16%.

*	“FTSE ® ” and other service marks and trademarks related to the FTSE indexes are trademarks of the London Stock Exchange Group companies.
* * *
Transamerica Managed Risk – Conservative ETF VP
Effective on or about August 1, 2021, Transamerica Managed Risk – Conservative ETF VP’s blended benchmark will change and the corresponding disclosure immediately following the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus for Transamerica Managed Risk – Conservative ETF VP is deleted in its entirety and replaced by the following:

1
The Transamerica Managed Risk – Conservative ETF VP Blended Benchmark consists of the following: Bloomberg Barclays US Aggregate Bond Index, 65%; MSCI U.S. Broad Market Index, 25%; and MSCI All Country World
ex-U.S.
Index, 10%. Prior to August 1, 2021, the blended benchmark consisted of the following: Bloomberg Barclays US Aggregate Bond Index, 65%; MSCI U.S. Broad Market Index, 25%; and FTSE
All-World
Index
ex-U.S.
*
, 10%.

*	“FTSE ® ” and other service marks and trademarks related to the FTSE indexes are trademarks of the London Stock Exchange Group companies.
* * *
Transamerica Managed Risk – Growth ETF VP
Effective on or about August 1, 2021, Transamerica Managed Risk – Growth ETF VP’s blended benchmark will change and the corresponding disclosure immediately following the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus for Transamerica Managed Risk – Growth ETF VP is deleted in its entirety and replaced by the following:

1
The Transamerica Managed Risk – Growth ETF VP Blended Benchmark consists of the following: MSCI U.S. Broad Market Index, 52%; Bloomberg Barclays US Aggregate Bond Index, 25%; and MSCI All Country World
ex-U.S.
Index, 23%. Prior to August 1, 2021, the blended benchmark consisted of the following: MSCI U.S. Broad Market Index, 52%; Bloomberg Barclays US Aggregate Bond Index, 25%; and FTSE
All-World
Index
ex-U.S.
*
, 23%.

*	“FTSE ® ” and other service marks and trademarks related to the FTSE indexes are trademarks of the London Stock Exchange Group companies.
* * *
Investors Should Retain this Supplement for Future Reference
July 9, 2021